1933 Act File No. 333-215607

1940 Act File No. 811-23227

Syntax ETF Trust

Supplement dated May 27, 2022 to the
Prospectus and Statement of Additional Information,

dated May 1, 2022

Effective immediately, this Supplement amends certain information in the Fund’s Prospectus and Statement of Additional Information dated May 1, 2022 (the “SAI”) as indicated below.

***

The CUSIP for the Syntax Stratified LargeCap II Fund has been added to the Fund’s Prospectus. The Fund table on the cover page of the Prospectus is deleted in its entirety and replaced with the Fund table listed below.

At a meeting held on May 19, 2022, the Board of Trustees of the Trust elected Jack Huntington Chief Compliance Officer of the Trust, replacing Brandon Kipp. Biography details for Independent Trustee and Chairman of the Audit Committee, George Hornig, have also been updated. Accordingly, the tables under the heading “TRUSTEES AND OFFICERS OF TRUST” in the “MANAGEMENT OF THE TRUST” section of the SAI are deleted in their entirety and replaced with the tables below. The biography of George Hornig has also been updated under the “Individual Trustee Qualifications” section of the SAI and replaced with the biography information below.

Prospectus:

NAME	CUSIP	SYMBOL
Syntax Stratified LargeCap ETF	87166N106	SSPY
Syntax Stratified MidCap ETF	87166N205	SMDY
Syntax Stratified SmallCap ETF	87166N304	SSLY
Syntax Stratified U.S. Total Market ETF	87166N403	SYUS
Syntax Stratified U.S. Total Market Hedged ETF	87166N502	SHUS
Syntax Stratified LargeCap II ETF	87166N601	SPYS

SAI:

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	8	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present)
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director, Forrester Research, Inc. (technology research company) (1996 to 2018); Senior Managing Director and Chief Operating Officer, The Seed Lab L.P. (investments) (2019 to present).	8

Director, Daniel J. Edelman

Holding (2016 to present)

(communications marketing firm);

Director, Xometry (advanced

manufacturing platform business)

(2014 to present); Director, KBL

Merger Corp IV (2017 to present)

(healthcare acquisition corp).

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018

Chief Innovation and

Entrepreneurship Officer,

UC Berkeley (since 2020);

Director (2013 to 2016),

Matthews A Share

Selections Fund, LLC

(mutual funds); Professor

and William & Janet

Cronk Chair in Innovative

Leadership (2019), Dean

(2008-19), Haas School of

Business, UC Berkeley;

Haas School of Business,

UC Berkeley; Chief

Learning Officer (2006 to

2008), Goldman Sachs

(investment banking and

investment management);

Executive Associate Dean

(2005 to 2006), Acting

Dean (2004 to 2005),

Professor (2000 to 2004),

Associate Professor (1996

to 2000), Assistant

Professor (1993 to 1996),

Haas School of Business,

UC Berkeley.

				8	Trustee, Matthews International Funds (2009 to present)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Director, Entergy Corp. (2009 to 2015); Principal, The Brattle Group, Inc. (since 1991).	8
Interested Trustees*
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics management company for Syntax Advisors).	8	Director and Co-Founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director StageZero Life Sciences, fka GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).

*	*Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Riggs and Ms. Cuocolo are deemed to be interested persons due to their senior leadership positions with the Funds’ investment adviser (Syntax Advisors, LLC) and its Parent (Syntax LLC).

20

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Kathy Cuocolo (1952)	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2021); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	8	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Trustee, Monterey Capital (2021 to present) (acquisition corp.).

OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990)	President	Since 2021	President, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to Present)
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
Jack Huntington (1970)	Chief Compliance Officer	Since 2022	Mr. Huntington currently serves as Director and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (October 2015 to present).
Bill Belitsky (1979)	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021)

George Hornig: George Hornig is an accomplished senior operating executive, Director, advisor and venture investor whose career has focused on financial services (asset management including alternative investments, ETF and mutual funds, investment banking, insurance and fintech) but also spanned industries as diverse as health care, manufacturing, food and consumer products, outsourcing of business services, social media, cybersecurity, augmented reality, and e-waste management. In addition to his role in leading established businesses, George is an experienced public and private company Board Chairman, Director (including Audit and Compensation Committees), and a significant investor and adviser to entrepreneur founders of many early stage firms.

George is currently Chairman of Xometry (XMTR) a rapidly growing technology platform for on demand manufacturing of industrial parts where he was an angel investor in 2013, and helped take the company public in June 2021 (currently valued at over $1.5B). He is Co-Chairman of Healthwell Acquisition Corp, a SPAC seeking a merger partner in healthcare and a Director of Vaxxinity (VAXX) a vaccine development biotech. He also is Managing Partner and Co-Founder of The Seed Lab L.P., an early-stage venture fund.

From 2010-2016, George was Senior Managing Director and Global COO of PineBridge Investments, an asset manager with AUM over $100 billion. George led the restructuring of the operations of this former division of AIG Insurance, including reducing annualized company expenses by more than $60 million. He also implemented entirely new systems for technology, operations and risk, as well as financial reporting, fund accounting and salesforce management.

Prior to joining PineBridge, George spent 11 years at Credit Suisse Asset Management as Managing Director and Global Chief Operating Officer. Prior to that, he was Executive Vice President and Chief Operating Officer of Deutsche Bank Americas. In 1988, he was a co-founder, Managing Director and Chief Operating Officer of Wasserstein Perella & Co., following his tenure at First Boston. Early in his career George was an Associate with the law firm Skadden, Arps.

George is currently a Director of Edelman (communications marketing firm), Syntax (ETF Group) and Chairman of LEX Markets (single real estate asset IPOs). He is also an investor and advisor to Simple Food Ventures (new food products), Stojo (sustainable beverage and food containers), Vantage Point (VR-enabled training company for anti sexual harassment, and gender and racial bias), Trinity Cyber (advanced cyber security firm), Babiators (children’s sunglasses), Ready Set Jet (India-focused beauty products company) and Copper Publishing (e-publisher and book club).

From 1997-2018, George served as Audit Committee Chairman of the Board of Forrester Research (publicly held tech research company). From 2017-2020 George was Chairman of KBL Merger Corp. IV (SPAC which merged with 180 Life Sciences (ATNF) in 2020). He was also a Director of KBL Healthcare (SPAC which purchased Concord Health in 1994 and sold it to MultiCare for $114m in 1996), Director of Unity Mutual Life (mutual insurer merged with Columbian Mutual in 2012), Director of Veridian Group (publicly held aerospace contractor sold to General Dynamics in 2003 for $1.5 billion), a founding investor and Director of OfficeTiger (outsourced business services sold to RR Donnelley in 2006 for $250m), a founding investor and Chairman of Daily Candy (social media platform sold to Comcast in 2008 for $125m), a founding investor of CloudBlue (e-waste management company sold to Ingram Micro in 2013 for $45m) and a Director of Merchants Preferred (lease purchase finance company sold to Rent-A-Center in 2019 for $47.5m).

George received his AB in Economics from Harvard College, his MBA from Harvard Business School and his JD from Harvard Law School.

Please retain this supplement for future reference.